Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Technical Services Agreement [Member]
Disclosure of transactions between related parties [line items]
Services received	$ 168	$ 180